Financial instruments - Summary of valuation techniques and inputs (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Level 2 | Applicable Forward Quoted Metal Prices, Measurement Input | Closely related listed product | Provisionally priced receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 1,058	$ 1,374
Level 3 | Forward Commodity Price And Mine Production, Measurement Input | Discounted cash flows | Royalty receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	265	252
Interest rate swaps | Level 2 | Applicable Market Quoted Swap Yield Curves and Credit Spread, Measurement Input | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		(156)
Financial assets, at fair value	68
Cross-currency interest rate swaps | Level 2 | Applicable Market Quoted Swap Yield Curves, Credit Spread And Market Quoted Foreign Exchange Rate, Measurement Input | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(137)	(187)
Renewable power purchase agreements | Level 3 | Forward Electricity Price And Energy Volume | Discounted cash flows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(4)	(111)
Derivatives embedded in electricity contracts | Level 3 | LME Forward Aluminum Price And Midwest Premium And Billet Premium, Measurement Input | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (152)	$ (132)